Leases - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 1,804.4
Lease liabilities	$ 1,496.4	$ 0.0
Incremental borrowing rate (weighted average)	4.60%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 287.4
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	265.1
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	227.0
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	191.2
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	164.4
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	669.3
Insurance and reinsurance companies
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	557.5
Lease liabilities	$ 434.3	0.0
Incremental borrowing rate (weighted average)	4.60%
Insurance and reinsurance companies | Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 78.0
Insurance and reinsurance companies | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	72.0
Insurance and reinsurance companies | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	63.2
Insurance and reinsurance companies | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	54.7
Insurance and reinsurance companies | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	48.8
Insurance and reinsurance companies | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	240.8
Non-insurance companies
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,246.9
Lease liabilities	$ 1,062.1	$ 0.0
Incremental borrowing rate (weighted average)	4.60%
Non-insurance companies | Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 209.4
Non-insurance companies | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	193.1
Non-insurance companies | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	163.8
Non-insurance companies | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	136.5
Non-insurance companies | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	115.6
Non-insurance companies | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 428.5